111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

December 31, 2020

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Series Trust IV (the “Trust”) (File Nos. 2-54607 and 811-2594) on behalf of MFS® Blended Research® Emerging Markets Equity Fund, MFS® Blended Research® International Equity Fund, MFS® Global New Discovery Fund, MFS® Mid Cap Growth Fund, and MFS® U.S. Government Money Market Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the combined Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 79 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  This Amendment was filed electronically on December 28, 2020.

Please call the undersigned at (617) 954-4085 or Andrew Liakos at (617) 954-5924 with any questions you may have.

Very truly yours,

THOMAS H. CONNORS
Thomas H. Connors
Vice President and Senior Counsel

THC/mjy